Summary of Significant Accounting Policies (Details 1) - Peoples Republic Of China [Member] - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 59,800,052	$ 56,453,443
% of total markers receivable	33.00%	30.00%
Financing Receivables, 1 to 29 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 9,069,917	$ 12,330,410
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,848,813	11,760,382
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,906,863	9,025,019
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 28,974,459	$ 23,337,632